Plan of Restructuring (Quarter) (Detail) - The following table shows, by reportable segment, the restructuring costs incurred for the nine mont (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Segmented Restructuring Balance	$ 223	$ 73	$ 309
Segmented Restructuring Provision	351	164
Segmented Restructuring Payment and Other Adjustment	201	400
Digital Display Sales [Member]
Segmented Restructuring Balance	195
Segmented Restructuring Provision	330	25
Segmented Restructuring Payment and Other Adjustment	135	25
Digital Display Lease and Maintenance [Member]
Segmented Restructuring Balance	28	73	309
Segmented Restructuring Provision	21	139
Segmented Restructuring Payment and Other Adjustment	$ 66	$ 375